BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Business Segment Information
BUSINESS SEGMENT INFORMATION
The following tables reconcile segment revenues and income (loss) from operations before income taxes to total revenues and income (loss) as reported on the consolidated statements of income (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

	2016	2015	2014
	(In millions)
Segment revenues:
Insurance(1)	$6,158	$6,026	$10,650
Investment Management(2)	3,029	3,025	3,011
Consolidation/elimination	(27)	(28)	(27)
Total Revenues	$9,160	$9,023	$13,634

(1)	Includes investment expenses charged by AB of approximately $50 million, $45 million and $40 million for 2016, 2015 and 2014, respectively, for services provided to the Company.

(2)
Intersegment investment advisory and other fees of approximately $77 million, $73 million and $67 million for 2016, 2015 and 2014, respectively, are included in total revenues of the Investment Management segment.

	2016	2015	2014
	(In millions)
Segment income (loss) from operations, before income taxes:
Insurance	$(320)	$425	$3,624
Investment Management(1)	706	618	603
Consolidation/elimination	(1)	(1)	—
Total Income (Loss) from Operations, before Income Taxes	$385	$1,042	$4,227

(1)	Net of interest expenses incurred on securities borrowed.

	December 31,
	2016	2015
	(In millions)
Segment assets:
Insurance	$191,216	$183,473
Investment Management(1)	13,139	11,895
Consolidation/elimination	(3)	(7)
Total Assets	$204,352	$195,361

(1)
In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $893 million and $460 million which have been segregated in a special reserve bank custody account at December 31, 2016 and 2015, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act. They also include cash held in several special bank accounts for the exclusive benefit of customers. As of December 31, 2016 and December 31, 2015, $53 million and $55 million, respectively, of cash were segregated in these bank accounts.